Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Infrastructure costs
Property and equipment	£ 367		£ 373	£ 368
Depreciation and amortisation	403		421	457
Lease payments	4		1	7
Impairment of property, equipment and intangible assets	280		21	3
Total infrastructure costs	1,054	[1]	816	835
Administration and general expenses
Consultancy, legal and professional fees	390		345	362
Marketing and advertising	235		176	258
UK bank levy	134		249	185
Other administration and general expenses	3,616		3,432	3,513
Total administration and general expenses	4,375	[1]	4,202	4,318
Staff costs	4,456	[1]	4,365	4,565
Litigation and conduct	374	[1]	76	264
Operating expense	10,259	[1]	£ 9,459	£ 9,982
Impairment loss - structural costs	£ 266

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.